Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Amount Recognized Before Income Tax Associated with Defined Benefit Plans in Accumulated Other Comprehensive Income (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: amount recognized in regulatory assets	$ 477,743	$ 488,257
Recognized in AOCI	(57,613)	(57,660)
Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial (loss) gain	(430,973)	(435,269)
Prior service cost	(5,703)	(7,038)
Less: amount recognized in regulatory assets	379,063	384,647
Recognized in AOCI	$ (57,613)	$ (57,660)